GENERAL	12 Months Ended
Dec. 31, 2018
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.         General:

NICE Ltd. and its subsidiaries (the "Company") is a global enterprise software leader providing solutions that are based on advanced analytics, artificial intelligence and automation. The Company serves two main markets, Customer Engagement and Financial Crime and Compliance. The Company's integrated solutions are based on advanced cloud platforms designed to provide a complete and unified portfolio for improving customer experience as well as preventing financial crime.

The Company's core mission is empowering organizations to provide exceptional customer experiences and protect their reputation by preventing financial crime. The Company's software is used by customer service organizations of enterprises of all sizes and verticals, and by compliance and fraud-prevention groups in leading financial institutions.

With an integrated cloud platform and advanced analytics solutions, the Company helps organizations understand customer behavior, create smarter personal customer connections, engage their employees, optimize their workforce and improve their processes. Additionally, the Company helps them predict needs and identify risks to create excellent and personalized customer experiences, prevent fraud and ensure compliance. These capabilities are enhanced through the utilization of advanced automation and artificial intelligence capabilities. The Company's most advanced solutions constantly improve by applying machine learning to cross-industry and cross-organizational data and by offering collective insights.

b.	Acquisitions:

1.          Acquisition of Mattersight Corporation:

On August 20, 2018, the Company completed the acquisition of Mattersight Corporation ("Mattersight"), a leading provider of cloud based analytics for customer service organizations. The Company acquired Mattersight for total consideration of $105,053.

Upon acquisition, Mattersight became a wholly-owned subsidiary of the Company.  The acquisition was accounted for as a business combination. This method requires, among other things, that assets acquired and liabilities assumed in a business combination be recognized at their fair values as of the acquisition date. The Company recorded core technology, customer relationships, customer backlog  and goodwill in amount of $50,852; $7,757; $5,439 and $48,579, respectively. The estimated useful life of the core technology, customer relationships, and customer backlog are 5-7 years, 7 years, and 2-3 years, respectively.

Goodwill generated from this business combination is attributed to synergies between the Company's and Mattersight's respective products and services. The goodwill is not deductible for income tax purposes. The preliminary fair value estimates for the assets acquired and liabilities assumed for this acquisition were based upon preliminary calculations and valuations, and the estimates and assumptions for this acquisition are subject to change as the Company obtains additional information during the measurement period (up to one year from the acquisition date).

The results of Mattersight's operations have been included in the consolidated financial statements since August 20, 2018. Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company's consolidated statement of income.

2.          Acquisitions in 2017:

During 2017 the Company acquired certain companies. These acquisitions were not significant individually or in the aggregate. The financial results of the acquired companies are included in the Company's consolidated financial statements from their respective acquisition dates, and the results from each of these companies were not individually material to the Company's consolidated financial statements. In the aggregate, the total purchase price for these acquisitions was approximately $76,870. The Company preliminarily recorded $2,291 of net tangible liabilities and $51,015 of identifiable intangible assets, based on their estimated fair values, and $28,145 of residual goodwill. The fair value of assets acquired and liabilities assumed from those acquisitions were based on a preliminary valuation which was finalized during 2018 as part of the measurement period. See Note 8 regarding changes during 2018.

3.          Acquisition of InContact:

On November 14, 2016, the Company completed the acquisition of all of the outstanding shares of inContact, Inc. ("inContact"), a leading provider of cloud contact center software and agent optimization tools, for a total consideration of $1,050,054. The acquisition enables the Company to offer a fully integrated and complete cloud contact center where companies can interact with customers.

Upon acquisition, inContact became a wholly-owned subsidiary of the Company. The acquisition was accounted for as a business combination.

InContact Inc. constituted approximately 4.2% of the Company's consolidated total assets as of December 31, 2016, and 1.2% of the Company's consolidated net income (excluding amortization of related acquired intangible assets) attributed to the period from the date of acquisition for the year then ended.

The following table presents the unaudited pro forma financial information for the years ended December 31, 2016, as if the acquisition occurred on January 1, 2015:

Year ended
December 31,
2016

Revenue	$1,237,329
Net income	$31,195

The unaudited pro forma financial information for the year ended December 31, 2016 has been calculated after adjusting the Company's results and those of inContact to reflect the business combination accounting effects resulting from this acquisition as if the acquisition occurred as of January 1, 2015, including: (i) acquisition related transaction costs; (ii) amortization expense from acquired intangible assets; (iii) post acquisition share-based compensation expense; (iv) debt financing costs incurred for the issuance of a loan received as part of the acquisition financing; and (v) the associated tax effect of these unaudited pro forma adjustments. The pro forma financial information is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of 2015.

4.	Acquisitions related costs:

During 2018, 2017 and 2016 acquisition related costs amounted to $1,249; $970 and $9,348 respectively, and were included in general and administrative expenses.